Intangible Assets and Impairment (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Indefinite-lived Intangible Assets [Line Items]
Amortization Of Intangible Assets	$ 4,064,631	$ 4,092,683	$ 8,136,369	$ 8,183,361	$ 16,369,467
Impairment of Intangible Assets (Excluding Goodwill)	$ 97,279,517	$ 0	$ 97,279,517	$ 0
Bao Li Gaming and Oriental VIP [Member]
Indefinite-lived Intangible Assets [Line Items]
Noncompeting Agreement ,Restricted Period Term From Termination Of Employment Agreement	10 years